UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6239

Tax-Free Fund for Utah
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/10

Date of reporting period: 6/30/10

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
December 31, 2010

TAX-FREE FUND FOR UTAH A tax-free income investment

Serving Utah Investors For More Than 15 Years Tax-Free Fund For Utah “Getting All the Pieces to Fit”

February, 2011

Dear Fellow Shareholder:

     Like a jigsaw puzzle piece, Tax-Free Fund For Utah’s co-portfolio managers must decide whether any municipal bond under consideration for addition to the Fund’s portfolio has the potential to fit correctly into place. Otherwise, the addition might distort the overall picture.

     Specifically, any bond under consideration must “fit” in terms of the principal amount, quality, maturity, liquidity and sector diversification.

     For example, let’s say the Fund has $500,000 to invest. The portfolio manager must first find bonds available for purchase in the marketplace within that size range. Then, it must be decided whether to purchase one bond for the full amount of $500,000, several $100,000 offerings or some other combination. If the portfolio already possesses a significant holding in “Issuer A,” the portfolio manager may decide to purchase a smaller additional offering so as not to overweight the portfolio in that particular issuer.

     The bonds available for purchase must also be looked at in terms of quality, maturity and sector diversification. As you know, the municipal bonds in Tax-Free Fund For Utah must be rated investment grade – within the top four credit ratings assigned by a Nationally Recognized Statistical Rating Organization (NRSRO) like Moody’s or Standard & Poor’s – or, if unrated, must be determined to be of comparable quality. The portfolio is also managed to have an intermediate maturity (as of December 31, 2010, the Fund’s average maturity was 17.24 years) and a reasonable degree of diversification among varying projects.

     So, if both a transportation and a school bond are available with identical maturities and quality rating, the portfolio manager may decide for sector diversification purposes to purchase the transportation bond if the portfolio already contains a sufficient amount of school bonds.

NOT A PART OF THE SEMI-ANNUAL REPORT

     The last piece of the puzzle is an ongoing attempt to keep the overall portfolio functioning smoothly, such that when one bond is removed, another complementary one is sought in an effort to keep the “picture just right”.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (12.5%)	and Fitch	Value
	City, County and State (7.0%)
	Alamo, Texas Community College District
$370,000	4.375%, 02/15/25 NPFG Insured	Aaa/AA+/NR	$367,865
	Anderson, Indiana San District
505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-/NR	508,919
	Cedar City, Utah Special Improvement District
	Assessment
215,000	5.200%, 09/01/11	NR/NR/NR*	213,553
	Cedar Park, Texas
835,000	4.500%, 02/15/22 NPFG Insured	Aa2/AA/NR	844,628
	Clark County, Nevada, Refunding
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA+/AA	1,983,560
	Clark County, Nevada, Refunding, Series B
1,000,000	5.000%, 07/01/23	Aa1/AA+/NR	1,029,170
	Coral Canyon, Utah Special Service District
140,000	4.850%, 07/15/17	NR/NR/NR*	132,854
580,000	5.700%, 07/15/18	NR/NR/NR*	558,035
	Dawson County, Texas Hospital District
555,000	4.375%, 02/15/24 AMBAC Insured	NR/BBB+/NR	489,776
	Denton County, Texas
700,000	4.500%, 07/15/24 NPFG Insured	Aaa/AAA/NR	706,272
400,000	4.500%, 07/15/25 NPFG Insured	Aaa/AAA/NR	401,132
270,000	4.250%, 07/15/27 NPFG Insured	Aaa/AAA/NR	264,033
	Harris County, Texas Utility District #268
905,000	4.375%, 09/01/27 Radian Insured	NR/NR/NR*	748,924
	Houston, Texas Public Improvement
1,500,000	5.000%, 03/01/29	Aa2/AA/NR	1,516,920
	King County, Washington Unlimited Tax
1,000,000	4.500%, 12/01/25 AGMC Insured	Aa1/AA+/NR	1,013,590
	Laredo, Texas
300,000	4.250%, 08/15/21 AMBAC Insured	Aa2/AA-/AA	304,635
500,000	4.500%, 02/15/24 NPFG Insured	Aa2/AA-/AA	505,025
	Las Vegas Valley, Nevada Water District Refunding
	& Water Improvement
1,500,000	5.000%, 06/01/27 Series A NPFG-FGIC Insured	Aa1/AA+/NR	1,525,830

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	City, County and State (continued)
	McKinney, Texas
$1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa1/AA+/NR	$1,732,538
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AA+/NR	1,455,520
695,000	4.375%, 08/15/25 NPFG Insured	Aa1/AA+/NR	698,489
	Mesquite, Texas
510,000	4.625%, 02/15/22 AGMC Insured	Aa2/AA+/NR	526,835
	Montgomery County, Texas
2,975,000	5.250%, 03/01/32	Aa2/AA/NR	3,074,425
	San Antonio, Texas
125,000	4.750%, 02/01/24 AGMC Insured	Aaa/AAA/AAA	128,144
	San Patricio County, Texas
450,000	4.600%, 04/01/25 AMBAC Insured	Aa3/NR/NR	455,612
	Texas State
415,000	4.500%, 08/01/22	Aaa/AA+/AAA	437,671
	Waco, Texas
2,560,000	4.500%, 02/01/24 NPFG Insured	Aa2/AA/NR	2,578,560
	Washoe County, Nevada Refunding Reno/Sparks
	Convention
2,000,000	5.000%, 07/01/23 NPFG-FGIC Insured	Aa1/AA/NR	2,017,900
	Williamson County, Texas
460,000	4.500%, 02/15/26 AGMC Insured	Aa1/AAA/NR	462,696
	Total City, County and State		26,683,111

	Local Public Property (1.1%)
	Clark County, Nevada, Refunding, Series A
2,280,000	5.000%, 12/01/29	Aa1/AA+/NR	2,289,644
	Washoe County, Nevada Refunding Reno/Sparks
	Convention
2,000,000	5.250%, 07/01/29 NPFG-FGIC Insured	Aa1/AA/NR	2,012,540
	Total Local Public Property		4,302,184

	School District (4.4%)
	Alamo, Texas Community College District, Series A
1,000,000	5.000%, 08/15/37	Aaa/AA+/NR	986,910
	Borger, Texas Independent School District
500,000	4.500%, 02/15/25 PSF Guaranteed	NR/AAA/NR	505,440
	Clark County, Nevada School District Series A
500,000	5.000%, 06/15/28	Aa1/AA/AA	499,985

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	School District (continued)
	Clint, Texas Independent School District
$265,000	4.250%, 02/15/28 PSF Guaranteed	NR/AAA/AAA	$252,876
	Conroe, Texas Independent School District, School
	Building
750,000	5.750%, 02/15/35 Series A	Aa2/AA/NR	786,930
	Freemont County, Wyoming School District #14
355,000	4.500%, 06/15/26	NR/A+/BBB	358,064
	Frisco, Texas Independent School District
1,260,000	5.000%, 07/15/26 PSF Guaranteed	Aaa/NR/AAA	1,311,572
	Galena Park, Texas Independent School District
295,000	4.625%, 08/15/25 PSF Guaranteed	Aaa/NR/AAA	301,791
	Harrisburg, South Dakota Independent School
	District No. 41-2
1,370,000	4.500%, 01/15/24 AGMC Insured	Aa3/NR/NR	1,374,343
	Lindale, Texas Independent School District
500,000	4.250%, 02/15/22 PSF Guaranteed	NR/AAA/NR	508,665
395,000	4.375%, 02/15/23 PSF Guaranteed	NR/AAA/NR	402,201
	Lovejoy, Texas Independent School District
200,000	4.500%, 02/15/24 PSF Guaranteed	Aaa/AAA/NR	202,786
	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG FGIC Insured	A1/NR/NR	486,946
	Port Arthur, Texas Independent School District
	School Building
2,000,000	5.250%, 02/15/30 NPFG-FGIC Insured	Aa3/NR/AA-	2,004,420
	Prosper, Texas Independent School District
395,000	4.125%, 08/15/21 PSF Guaranteed	NR/AAA/AAA	403,895
	Spring, Texas Independent School District
300,000	4.750%, 08/15/23 PSF Guaranteed	Aaa/AAA/NR	307,611
	Uintah County, Utah School District
455,000	4.250%, 02/01/24	Aaa/NR/NR	461,074
	Van, Texas Independent School District
470,000	4.875%, 02/15/26 PSF Guaranteed	Aaa/AAA/NR	484,622
	Wasatch County, Utah School District
880,000	5.000%, 06/01/25 State of Utah Guaranty	Aaa/NR/NR	923,674

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	School District (continued)
	Washington County, Utah
$440,000	5.000%, 10/01/18 Syncora Guarantee, Inc. Insured
	(pre-refunded)	Aa2/NR/NR	$499,215
465,000	5.000%, 10/01/19 Syncora Guarantee, Inc. Insured
	(pre-refunded)	Aa2/NR/NR	527,580
490,000	5.000%, 10/01/20 Syncora Guarantee, Inc. Insured
	(pre-refunded)	Aa2/NR/NR	555,944
510,000	5.000%, 10/01/21 Syncora Guarantee, Inc. Insured
	(pre-refunded)	Aa2/NR/NR	578,636
535,000	5.000%, 10/01/22 Syncora Guarantee, Inc. Insured
	(pre-refunded)	Aa2/NR/NR	607,000
565,000	5.000%, 10/01/23 Syncora Guarantee, Inc. Insured
	(pre-refunded)	Aa2/NR/NR	641,038
320,000	5.000%, 10/01/24 Syncora Guarantee, Inc. Insured
	(pre-refunded)	Aa2/NR/NR	363,066
	Washoe County, Nevada School District
200,000	4.625%, 06/01/23 NPFG FGIC Insured	Aa2/AA/AA	202,192
	Total School District		16,538,476
	Total General Obligation Bonds		47,523,771

	Revenue Bonds (87.4%)

	Airport (2.9%)
	Alaska State International Airport Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	Aa3/NR/A+	35,020
	Broward County, Florida Airport System Revenue
	Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A+	1,005,800
	Clark County, Nevada Passenger Facility Charge
255,000	4.750%, 07/01/22 NPFG Insured AMT	Aa3/A+/A	255,069
	Clark County, Nevada Passenger Facilities Charge
	Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,405,875
	Hillsborough County, Florida Aviation Authority
2,185,000	5.250%, 10/01/23 NPFG Insured AMT	Aa3/A+/AA-	2,208,664

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Airport (continued)
	Indianapolis, Indiana Airport Authority Revenue
	Refunding, Series A
$1,000,000	5.000%, 01/01/37	A1/A/A	$922,200
	Miami-Dade County, Florida Aviation Revenue
	Miami International Airport, Series A-1
1,675,000	5.000%, 10/01/22	A2/A-/A	1,704,614
600,000	5.000%, 10/01/24 NPFG FGIC Insured AMT	A2/A/A	574,074
	Orlando Florida Airport
1,950,000	5.500%, 10/01/23 AMT	Aa3/A+/AA-	1,987,752
	Reno-Tahoe, Nevada Airport Authority Revenue
	Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/NR/A	939,110
	Total Airport		11,038,178

	Education (23.9%)
	Carmel, Indiana 2002 School Building Corp.
1,235,000	4.300%, 01/15/23 AGMC Insured	Aa3/AA+/NR	1,226,960
	Central Washington State University System Revenue
1,265,000	4.375%, 05/01/26 AGMC Insured	Aa3/NR/NR	1,240,699
	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA/AAA	219,513
	Franklin, Indiana Community Multi-School Building
	Corp. First Mortgage
750,000	5.000%, 01/15/29 AGMC Insured	Aa3/AA+/NR	733,432
	Hammond, Indiana School Building Corp. First
	Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured	Baa1/AA+/NR	961,608
	Hillsborough County, Florida School Board COP
510,000	4.250%, 07/01/26 NPFG Insured	Aa2/AA-/AA	479,160
	Laredo, Texas Independent School District Public
	Facility Corp.
190,000	5.000%, 08/01/24 AMBAC Insured	NR/A/A+	190,758
	La Vernia, Texas Higher Education Finance Corp.
3,528,800	6.500%, 03/15/38	NR/NR/NR*	3,013,560

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Education (continued)
	Nevada System Higher Education COP
$1,000,000	5.000%, 07/01/25 AMBAC Insured	NR/AA-/AA	$1,034,760
	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	802,370
870,000	4.750%, 10/01/21	NR/BBB/NR	845,692
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,261,751
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,192,188
600,000	5.000%, 10/01/27	NR/BBB/NR	556,794
2,025,000	5.125%, 10/01/28	NR/BBB/NR	1,868,285
	San Angelo, Texas Independent School District
1,000,000	5.250%, 02/15/34 AGMC Insured	NR/AA+/AA	1,017,780
	Spanish Fork City, Utah Charter School Revenue
	American Leadership Academy
1,700,000	5.550%, 11/15/21	NR/NR/NR*	1,521,636
945,000	5.550%, 11/15/26	NR/NR/NR*	794,934
	Texas A&M University Revenue
1,750,000	5.000%, 07/01/34	Aaa/AAA/AAA	1,758,960
	Texas State University System Financing Revenue
655,000	4.375%, 03/15/23 AGMC Insured	Aa2/AA+/AA	665,886
2,000,000	5.250%, 03/15/25	Aa2/AA-/AA	2,149,660
	Tyler, Texas Independent School District
325,000	5.000%, 02/15/26 AGMC Insured	Aa3/AA+/AA+	331,877
	University of Nevada (University Revenues)
115,000	4.500%, 07/01/24 ETM NPFG Insured	Aa3/A/NR	121,494
75,000	4.500%, 07/01/24 NPFG Insured	Aa3/AA-/NR	75,674
	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa2/AA-/NR	3,151,899
	Utah County, Utah Charter School Revenue
	Lakeview Academy
280,000	5.350%, 07/15/17 Series A	NR/NR/NR*	258,320
	Utah County, Utah Charter School Revenue Lincoln
	Academy
900,000	5.450%, 06/15/17 Series A	NR/NR/NR*	835,632

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Education (continued)
	Utah County, Utah Charter School Revenue
	Renaissance Academy
$300,000	5.350%, 07/15/17 Series A	NR/NR/NR*	$282,180
	Utah County, Utah School Facility
1,225,000	6.500%, 12/01/25	NR/NR/NR*	1,046,358
	Utah State Board of Regents Auxiliary & Campus
	Facility
1,000,000	4.125%, 04/01/20 NPFG Insured	Aa2/AA/NR	1,016,490
	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	427,708
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	440,024
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	465,741
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	123,410
	Utah State Board of Regents Office Facility Revenue
450,000	5.050%, 02/01/20 NPFG Insured	Baa1/AA/NR	458,456
360,000	5.125%, 02/01/22 NPFG Insured	Baa1/AA/NR	365,828
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa2/AA-/NR	1,095,693
	Utah State Charter School Finance Authority
	Channing Hall Academy
1,700,000	5.750%, 07/15/22 Series A	NR/NR/NR*	1,488,520
	Utah State Charter School Finance Authority
	Da Vinci Academy
6,890,000	8.000%, 03/15/39	NR/NR/NR*	6,901,300
	Utah State Charter School Finance Authority
	Entheos Academy
5,825,000	6.750%, 08/15/38	NR/NR/NR*	4,990,045
	Utah State Charter School Finance Authority Fast
	Forward Academy
3,030,100	6.500%, 11/15/37 144A	NR/NR/NR*	2,441,079
	Utah State Charter School Finance Authority George
	Washington Academy
1,000,000	6.750%, 07/15/28	NR/NR/NR*	885,790

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Education (continued)
	Utah State Charter School Finance Authority Legacy
	Preparatory Academy
$5,650,000	6.750%, 06/15/38	NR/NR/NR*	$5,668,024
7,755,000	7.250%, 06/15/39	NR/NR/NR*	7,801,220
	Utah State Charter School Finance Authority Noah
	Webster Academy
3,155,000	6.250%, 06/15/28	NR/NR/NR*	2,594,230
1,475,000	6.500%, 06/15/38	NR/NR/NR*	1,184,042
	Utah State Charter School Finance Authority
	Rockwell Charter School
900,000	6.750%, 08/15/28	NR/NR/NR*	723,294
	Utah State Charter School Finance Authority Ronald
	Wilson Reagan Academy
1,185,000	5.750%, 02/15/22 Series A	NR/NR/NR*	987,176
	Utah State Charter School Finance Authority
	Summit Academy
1,280,000	5.125%, 06/15/17	NR/BBB-/NR	1,258,970
	Utah State Charter School Finance Authority
	Venture Academy
7,200,000	7.250%, 11/15/38	NR/NR/NR*	7,200,936
	Warsaw, Indiana Multi-School Building Corp., First
	Mortgage, Series B
1,800,000	5.450%, 01/15/28	NR/AA+/NR	1,878,876
	Washington State Higher Education Facilities
	Authority Revenue, Refunding, Gonzaga
	University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	962,730
	Washington State Higher Education Facilities
	Authority Revenue, Seattle University Project
1,600,000	5.250%, 11/01/27 AMBAC Insured	NR/A/NR	1,622,768
	Washington State University Revenue
735,000	4.600%, 10/01/29 AGMC Insured	Aa2/AA+/NR	717,801

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Education (continued)
	Wayne Township, Indiana Marion City School
	Building Corp.
$1,120,000	5.000%, 07/15/26 NPFG FGIC Insured	NR/AA+/NR	$1,141,235
	Weber State University, Utah Student Facilities
	System
1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AA+/NR	1,814,415
1,100,000	5.125%, 04/01/32 NPFG Insured	Baa1/AA/NR	1,112,584
	Zionsville, Indiana Community Schools Building
	Corp. First Mortgage, Series Z
2,645,000	5.000%, 07/15/22 AGMC Insured	Aa3/AA+/NR	2,775,848
	Total Education		91,184,053

	Healthcare (0.9%)
	Harris County, Texas Health Facility Development Corp.
145,000	5.000%, 11/15/28 AMBAC Insured	NR/A-/NR	127,066
	Indiana Finance Authority Hospital Revenue,
	Parkview Health System
1,650,000	5.875%, 05/01/29	A1/A+/NR	1,662,936
	Sarasota County, Florida Public Hospital District
	Revenue, Sarasota Memorial Hospital Project
250,000	5.625%, 07/01/39	A1/NR/AA-	249,470
	Tarrant County, Texas Cultural Education Facilities
	Finance Corp. Hospital Refunding, Scott &
	White Healthcare Project
1,000,000	5.250%, 08/15/25	A1/A/AA-	999,940
	Washington State Health Care Facilities Authority
	Revenue, Cooperative of Puget Sound
500,000	5.375%, 12/01/17 AMBAC Insured	NR/BBB/A-	507,425
	Total Healthcare		3,546,837

	Hospital (1.9%)
	Campbell County, Wyoming Hospital District,
	Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,048,882
1,000,000	5.500%, 12/01/34	NR/A-/NR	926,150

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Hospital (continued)
	Harris County, Texas Health Facility Development
	Corp. Christus Health Series A-6
$1,000,000	4.750%, 07/01/30 AGMC Insured	Aa3/AA+/NR	$902,520
	King County, Washington Public Hospital District
	No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/AA-/NR	1,012,280
	Reno, Nevada Hospital Revenue, Washoe Medical
	Center
725,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA+/NR	708,593
680,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA+/NR	664,612
	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A+/A+	260,695
	Riverton, Utah Hospital Revenue, IHC Health
	Services, Inc.
650,000	5.000%, 08/15/36	Aa1/AA+/NR	626,334
	Washington State Health Care Facilities Authority
	Revenue, Refunding, Fred Hutchinson Cancer
1,200,000	5.000%, 01/01/18	A2/A/NR	1,229,844
	Total Hospital		7,379,910

	Housing (9.1%)
	Alaska Housing Finance Corp. Housing Revenue
840,000	4.700%, 06/01/27 AMT	Aa2/AA+/AA+	766,634
730,000	5.250%, 12/01/28 AMT	Aa2/AA+/AA+	706,917
	Alaska Housing Finance Corp. Mortgage Revenue
	Refunding, Series B
3,000,000	4.500%, 12/01/35	Aaa/AAA/AAA	2,676,990
	Alaska State Local Housing Authority
495,000	5.125%, 06/01/27 Series A2 AMT	Aaa/AAA/AAA	477,675
	Florida Housing Finance Corp.
505,000	5.000%, 07/01/21 AMT	Aa1/AA+/AA+	503,773
430,000	6.000%, 07/01/28	Aa1/AA+/AA+	440,402
	Indianapolis, Indiana Multi-Family
425,000	4.850%, 01/01/21 AMT FNMA Insured	Aa2/NR/NR	423,997

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Housing (continued)
	Miami-Dade County, Florida Housing Finance
	Authority
$535,000	5.000%, 11/01/23 AGMC Insured AMT	Aa3/AA+/A+	$536,075
	North Dakota Housing Authority Home Mortgage
	Revenue
1,385,000	5.400%, 07/01/23 AMT	Aa1/NR/NR	1,407,700
945,000	5.650%, 07/01/28 AMT	Aa1/NR/NR	951,105
850,000	5.400%, 07/01/28	Aa1/NR/NR	869,839
	Puerto Rico Housing Finance Authority
1,100,000	5.125%, 12/01/27	NR/AA-/A+	1,110,978
	South Dakota Housing Development Authority
230,000	6.000%, 05/01/28	Aa1/AAA/NR	236,603
	Texas State Housing Revenue
790,000	5.250%, 09/01/32 AMT	Aa1/AAA/NR	776,696
	Utah Housing Corporation Multi-Family Revenue
	Housing - Liberty Peak Apartments
3,000,000	4.250%, 07/01/28	Aaa/AAA/NR	2,759,190
	Utah Housing Corporation Single Family Mortgage
25,000	5.250%, 07/01/23 AMT	Aa2/AA/AA	25,033
1,030,000	5.125%, 07/01/24 AMT	Aa3/AA-/AA-	1,020,606
810,000	5.000%, 07/01/25 AMT	Aa3/AA-/AA-	799,324
435,000	5.100%, 01/01/26 AMT	Aa3/AA-/AA-	423,881
105,000	5.650%, 07/01/27 AMT	Aa2/AA/AA	105,093
1,500,000	5.250%, 01/01/28 AMT	Aa3/AA-/AA-	1,475,175
605,000	5.200%, 01/01/28 AMT	Aa3/AA-/AA-	607,148
1,865,000	5.800%, 07/01/28 AMT	Aa3/AA-/AA-	1,891,315
665,000	5.700%, 07/01/28 AMT	Aa3/AA/AA-	671,032
465,000	5.500%, 07/01/28 AMT	Aa3/AA-/AA-	463,963
805,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	813,638
	Utah Housing Corporation Single Family Mortgage
1,295,000	5.250%, 07/01/28 Series A	Aa3/AA-/AA-	1,297,758
1,000,000	4.000%, 07/01/28 Series B-1 Class I	Aaa/AAA/AAA	898,040
600,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	570,672

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Housing (continued)
	Utah Housing Corporation Single Family Mortgage
	(continued)
$1,000,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	$899,810
2,360,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	2,302,841
1,000,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	1,017,660
	Utah State Housing Finance Agency
75,000	5.700%, 07/01/15 AMT	Aa3/AA-/AA-	75,424
30,000	5.400%, 07/01/16 AMT	Aa2/NR/NR	30,038
455,000	5.500%, 07/01/18 AMT	Aa3/AA-/AA-	463,072
5,000	5.300%, 07/01/18 AMT	Aaa/AAA/NR	5,020
50,000	5.000%, 07/01/18 AMT	Aaa/AAA/NR	50,013
25,000	5.400%, 07/01/20 AMT	Aaa/NR/NR	25,098
140,000	5.600%, 07/01/23 AMT	Aa2/AA/AA	140,652
5,000	5.700%, 07/01/26 NPFG Insured	A2/BBB/NR	5,000
	Wyoming Community Development Authority
	Housing Revenue
500,000	4.375%, 12/01/30 Series 2	Aa1/AA+/NR	467,965
	Wyoming Community Development Authority
	Housing Revenue
3,315,000	5.625%, 12/01/38	Aa1/AA+/NR	3,349,774
	Total Housing		34,539,619

	Industrial Development & Pollution Control (1.1%)
	Emery County, Utah Pollution Control Revenue
	Pacificorp Projects
3,000,000	5.650%, 11/01/23 AMBAC Insured	A2/A/NR	3,007,200
	Utah County Environmental Improvement Revenue
1,025,000	5.050%, 11/01/17	Baa1/BBB+/NR	1,045,346
	Total Industrial Development & Pollution Control		4,052,546

	Lease (5.6%)
	Celebration Community Development District, Florida
290,000	5.000%, 05/01/22 NPFG Insured	Baa1/BBB/NR	266,391
	Clark County, Nevada Improvement District Revenue
680,000	5.125%, 12/01/19	NR/NR/NR*	583,141

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Lease (continued)
	Clark County, Nevada Improvement District Special
	Local Improvement #128 (Summerlin)
$500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	$394,030
	Marion County, Indiana Convention & Recreational
	Facilities Authority
815,000	5.000%, 06/01/27 NPFG Insured	Baa1/BBB/A	767,094
	Middle Village, Florida Community Development
	District Special Assessment Revenue
1,090,000	6.750%, 05/01/25	NR/NR/NR*	1,093,793
	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A-/NR	490,035
	Port Saint Lucie, Florida Special Assessment Revenue
	Southwest Annexation District 1-B
500,000	5.000%, 07/01/27 NPFG Insured	Baa1/BBB/NR	467,810
	Red River, Texas Higher Education TCU Project
1,000,000	4.375%, 03/15/25	Aa3/NR/AA-	994,190
	Salt Lake Valley, Utah Fire Service District Lease
	Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR/AA+	2,684,622
1,000,000	5.250%, 04/01/30	Aa2/NR/AA+	1,007,100
	South Dakota State Building Authority Revenue
500,000	4.500%, 06/01/24 NPFG FGIC Insured	NR/AA-/NR	505,250
	Tooele County, Utah Municipal Building Authority
	School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+/NR	944,400
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,012,060
	Utah State Building Ownership Authority Lease Revenue
	Refunding State Facilities Master Lease Program
465,000	5.000%, 05/15/21	Aa1/AA+/NR	495,997
510,000	5.000%, 05/15/23	Aa1/AA+/NR	534,368
1,845,000	5.250%, 05/15/24 (pre-refunded)	Aa1/AA+/NR	2,094,333
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,076,870
1,080,000	5.000%, 05/15/25	Aa1/AA+/NR	1,107,788
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,651,655

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Lease (continued)
	West Bountiful, Utah Courthouse Revenue
$410,000	5.000%, 05/01/19	NR/A/AA-	$427,933
	West Valley City, Utah Municipal Building Authority
	Lease Revenue Refunding
1,890,000	4.375%, 08/01/26 Series A NPFG FGIC Insured	NR/A+/A+	1,832,809
	Total Lease		21,431,669

	Local Public Property (7.7%)
	Carmel, Indiana Redevelopment Authority Lease
	Rent Revenue
1,975,000	5.000%, 02/01/26	Aa1/AA+/NR	2,034,625
	Elkhart County, Indiana Corrections Complex
	Building Corp. First Mortgage
1,000,000	5.000%, 12/01/25 NPFG Insured	Ba1/AA-/NR	1,012,530
	Herriman, Utah Special Assessment Towne Center
	Assessment Area
1,045,000	4.875%, 11/01/23	NR/A/NR	990,994
1,150,000	5.000%, 11/01/25	NR/A/NR	1,068,039
1,675,000	5.000%, 11/01/29	NR/A/NR	1,490,867
	Orange County, Florida Sales Tax Revenue
1,000,000	5.000%, 01/01/27 Series B NPFG-FGIC Insured	Aa3/AA/AA+	1,027,410
	Orem, Utah Special Assessment
1,915,000	7.750%, 11/01/25	NR/NR/NR*	1,824,210
	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,570,925
	Sevier County, Utah Municipal Building Authority
	Lease Revenue Refunding
915,000	5.000%, 11/15/19 NPFG-FGIC Insured	NR/NR/NR*	920,023
	South Ogden City, Utah Sales Tax Revenue Refunding
1,895,000	4.375%, 05/01/29 FGIC-NPFG Insured	Baa1/A+/NR	1,720,793
	Tooele County, Utah Municipal Building Authority
	School District Lease Revenue
1,000,000	4.875%, 06/01/25	A1/A+/NR	990,260
	Twin Creeks, Utah Special Services District
11,657,737	10.000%, 07/15/30	NR/NR/NR*	11,553,517

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Local Public Property (continued)
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
$1,005,000	5.500%, 06/01/37	NR/A+/NR	$1,003,553
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,085,056
	Utah Transit Authority Sales Tax Revenue, Series A
1,000,000	5.000%, 06/15/28	Aa2/AAA/AA	1,031,310
	Total Local Public Property		29,324,112
	Tax Revenue (9.6%)
	Aqua Isles, Florida Community Development
	District Revenue
935,000	7.000%, 05/01/38	NR/NR/NR*	718,445
	Bountiful City, Utah Sales Tax Refunding Bond
556,000	3.500%, 06/01/13	NR/AA/NR	580,825
832,000	4.000%, 06/01/17	NR/AA/NR	880,639
	Brigham, Utah Special Assessment Voluntary
	Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,147,775
1,195,000	5.500%, 08/01/29	A1/NR/NR	1,155,828
	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR/NR*	223,620
	Coral Canyon, Utah Special Service District
70,000	5.000%, 07/15/13	NR/NR/NR*	69,914
250,000	5.500%, 07/15/18	NR/NR/NR*	237,577
	Florida State Department of Environmental
	Protection Revenue
1,800,000	5.250%, 07/01/20 NPFG Insured	Aa3/AA-/A	1,884,366
	Henderson, Nevada Local Improvement District
95,000	4.500%, 09/01/12	NR/NR/NR*	92,983
295,000	5.000%, 09/01/14	NR/NR/NR*	281,147
295,000	5.000%, 09/01/15	NR/NR/NR*	273,972
230,000	5.000%, 03/01/16	NR/NR/NR*	214,689
	Holladay, Utah Redevelopment Agency
2,582,500	4.900%, 12/30/20	NR/NR/NR*	2,212,763

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Tax Revenue (continued)
	Jordanelle, Utah Special Service District
$186,000	5.000%, 11/15/14	NR/NR/NR*	$177,995
196,000	5.100%, 11/15/15	NR/NR/NR*	182,999
206,000	5.200%, 11/15/16	NR/NR/NR*	189,611
216,000	5.300%, 11/15/17	NR/NR/NR*	196,022
228,000	5.400%, 11/15/18	NR/NR/NR*	205,059
240,000	5.500%, 11/15/19	NR/NR/NR*	212,722
253,000	5.600%, 11/15/20	NR/NR/NR*	221,491
268,000	5.700%, 11/15/21	NR/NR/NR*	231,129
283,000	5.800%, 11/15/22	NR/NR/NR*	242,624
299,000	6.000%, 11/15/23	NR/NR/NR*	257,717
	Jordanelle, Utah Special Service Improvement District
65,000	8.000%, 10/01/11	NR/NR/NR*	64,399
	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27	NR/NR/NR*	475,506
	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA+/NR	820,755
	Mesquite, Nevada New Special Improvement
	District
230,000	5.300%, 08/01/11	NR/NR/NR*	227,741
175,000	4.600%, 08/01/11	NR/NR/NR*	172,456
180,000	4.750%, 08/01/12	NR/NR/NR*	172,955
215,000	4.900%, 08/01/13	NR/NR/NR*	201,747
130,000	5.250%, 08/01/17	NR/NR/NR*	113,742
295,000	5.350%, 08/01/19	NR/NR/NR*	243,614
125,000	5.400%, 08/01/20	NR/NR/NR*	101,511
470,000	5.500%, 08/01/25	NR/NR/NR*	355,329
	Mountain Regional Water, Utah Special Service
	District
2,000,000	5.000%, 12/15/20 NPFG Insured	Baa1/A+/AA-	2,088,900
	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured	NR/A+/AA-	204,516
	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	Aa3/AA+/NR	474,802

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Tax Revenue (continued)
	Pembroke Harbor, Florida Community Development
	District Revenue
$1,780,000	7.000%, 05/01/38	NR/NR/NR*	$1,313,551
	Puerto Rico Sales Tax Financing Corp., Series A
2,000,000	5.250%, 08/01/30	A1/A+/A+	1,954,500
	Salt Lake City, Utah Sales Tax
955,000	5.000%, 02/01/21	NR/AAA/NR	1,025,030
1,005,000	5.000%, 02/01/22	NR/AAA/NR	1,075,119
1,060,000	5.000%, 02/01/23	NR/AAA/NR	1,130,193
1,115,000	5.000%, 02/01/24	NR/AAA/NR	1,185,334
	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa1/A/A+	545,596
	Springville, Utah Special Assessment Revenue
400,000	5.500%, 01/15/17	NR/NR/NR*	358,164
423,000	5.650%, 01/15/18	NR/NR/NR*	367,430
446,000	5.800%, 01/15/19	NR/NR/NR*	382,516
472,000	5.900%, 01/15/20	NR/NR/NR*	400,733
500,000	6.000%, 01/15/21	NR/NR/NR*	421,225
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	508,330
	Utah Transit Authority Sales Tax Revenue, Series A
2,000,000	5.000%, 06/15/36 AGMC Insured	Aa2/AAA/AA	2,006,100
	Vernal City, Utah Sales Tax Revenue
515,000	4.750%, 09/01/31 AGMC Insured	NR/AA+/NR	494,019
300,000	4.875%, 09/01/34 AGMC Insured	NR/AA+/NR	285,231
	Wasatch County, Utah Building Authority
130,000	5.000%, 10/01/15	A1/NR/NR	136,677
135,000	5.000%, 10/01/16	A1/NR/NR	141,570
	Wasatch County, Utah Sales Tax
205,000	5.000%, 12/01/16 AMBAC Insured	NR/A+/NR	214,200
210,000	5.000%, 12/01/17 AMBAC Insured	NR/A+/NR	218,429
225,000	5.000%, 12/01/18 AMBAC Insured	NR/A+/NR	232,592

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Tax Revenue (continued)
	Washington City, Utah Sales Tax
$680,000	5.250%, 11/15/17 AMBAC Insured	NR/A/NR	$724,900
	Weber County, Utah Sales Tax
385,000	5.000%, 07/01/23 AMBAC Insured	A1/NR/NR	394,032
	West Valley City, Utah Redevelopment Agency
1,625,000	5.000%, 03/01/21	NR/A-/NR	1,670,272
320,000	5.000%, 03/01/22	NR/A-/NR	327,568
350,000	5.000%, 03/01/23	NR/A-/NR	356,545
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,014,160
	Total Tax Revenue		36,693,901

	Transportation (2.2%)
	Central Puget Sound, Washington Regional
	Transportation Authority Sales Tax
1,050,000	4.750%, 02/01/28 FGIC-NPFG Insured	Aa1/AAA/NR	1,052,131
	Florida State Turnpike Authority Turnpike Revenue
500,000	4.500%, 07/01/22 NPFG Insured	Aa3/AA-/AA-	524,840
	Indiana Finance Authority Highway Revenue
1,950,000	4.500%, 12/01/25 NPFG FGIC Insured	Aa1/AA+/AA+	1,950,936
	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,085,900
	Utah Transit Authority Sales Tax & Transportation
	Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	205,050
1,450,000	4.125%, 06/15/22 AGMC Insured	Aa2/AAA/AA	1,476,927
	Washoe County, Nevada Highway Revenue
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,019,530
	Total Transportation		8,315,314

	Utility (17.6%)
	Alaska Industrial Development & Export Authority
400,000	4.625%, 12/01/16 AMBAC Insured AMT	NR/NR/NR*	385,656
	Central Weber, Utah Sewer Improvement District
	Revenue Refunding, Series A
1,000,000	5.000%, 03/01/28 AGMC Insured	NR/AA+/AA	1,018,320

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Utility (continued)
$2,000,000	4.375%, 03/01/30 AGMC Insured	NR/AA+/AA	$1,828,180
4,000,000	5.000%, 03/01/33 AGMC Insured	NR/AA+/AA	3,915,800
	Clark County, Washington Public Utility District
	No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A2/A/A+	1,007,190
	Cowlitz County, Washington Public Utility District
	Electric Revenue
1,000,000	4.500%, 09/01/26 NPFG Insured	A1/A-/A	948,180
	Eagle Mountain, Utah Gas & Electric
1,385,000	4.250%, 06/01/20 Radian Insured	NR/NR/NR*	1,276,374
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,406,837
1,515,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,468,823
	El Paso, Texas Solid Waste Disposal System Revenue
1,540,000	5.125%, 08/15/28 AGMC Insured	Aa3/AA+/NR	1,563,762
	Garland, Texas Water & Sewer
440,000	4.500%, 03/01/21 AMBAC Insured	NR/AA/AA+	448,796
	Heber Light & Power Co., Utah Electric Revenue
	Refunding Series A
560,000	5.000%, 12/15/25 AGMC Insured	Aa3/NR/AA-	567,874
	Herriman City, Utah Water Revenue Refunding
1,210,000	4.500%, 01/01/33 AMBAC Insured	NR/A/NR	1,084,087
	Houston, Texas Utility System Revenue, Refunding
1,500,000	5.250%, 05/15/26 Series A NPFG Insured	Aa2/AA/AA-	1,560,735
4,665,000	5.125%, 05/15/28 Series A NPFG Insured	Aa2/AA/AA-	4,797,253
	Intermountain Power Agency, Utah Power Supply
	Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B	A1/A+/AA-	1,027,320
1,000,000	5.000%, 07/01/21 Series A AGMC Insured	Aa3/AA+/AA-	1,048,350
1,500,000	5.250%, 07/01/22 Series A	A1/A+/AA-	1,548,660
250,000	5.250%, 07/01/23	A1/A+/AA-	257,212
	Jacksonville Electric Authority, Florida Electric
	System Revenue
500,000	5.000%, 10/01/26	Aa3/A+/AA-	508,015
	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	659,122

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Utility (continued)
	Laredo, Texas Waterworks Sewer System Revenue
	Series 2010
$1,450,000	5.000%, 03/01/24	A1/AA-/AA-	$1,502,722
	Lower Colorado River Authority, Texas Revenue,
	Refunding
1,535,000	5.250%, 05/15/29	A1/A/A+	1,549,368
	Lower Colorado River Authority, Texas Transmission
	Contract Revenue, Refunding
1,065,000	5.000%, 05/15/33 AMBAC Insured	A2/A/A+	1,010,003
	Manti City, Utah Electric System Revenue
603,000	5.750%, 02/01/17	NR/NR/NR*	662,094
	Miami-Dade County, Florida Water and Sewer
	Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa2/AA+/AA-	1,523,010
	Murray City, Utah Utility Electric Revenue
1,340,000	5.000%, 06/01/25 AMBAC Insured	A2/NR/NR	1,389,995
	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,042,640
1,000,000	5.250%, 07/15/28	NR/AA/AA+	1,053,950
	Port St. Lucie, Florida Utility System Revenue
2,500,000	5.250%, 09/01/23 NPFG Insured	Aa3/NR/NR	2,627,450
1,200,000	5.250%, 09/01/26 NPFG Insured	Aa3/NR/AA-	1,230,768
	Puerto Rico Electric Power Authority Revenue
	Series XX
1,000,000	4.750%, 07/01/26	A3/BBB+/BBB+	943,040
	Rockport, Indiana Pollution Control Revenue Indiana
	Michigan Power Company Project
1,500,000	4.625%, 06/01/25 Series A FGIC Insured	Baa2/BBB/BBB	1,353,180
	Salt Lake & Sandy, Utah Metropolitan Water District,
	Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	658,067
	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 CIFG Insured	Ba1/NR/NR	837,728

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Utility (continued)
	South Valley, Utah Water Reclamation Facility Sewer
	Revenue
$425,000	5.000%, 08/15/30 AMBAC Insured	NR/A/NR	$428,634
	South Weber City, Utah Water Revenue
730,000	5.000%, 06/01/35 AGMC Insured	NR/AA+/NR	705,012
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA+/NR	892,633
	Southern Utah Valley Power System
210,000	5.250%, 09/15/13 NPFG Insured	Baa1/BBB/NR	222,867
225,000	5.250%, 09/15/14 NPFG Insured	Baa1/BBB/NR	237,465
235,000	5.250%, 09/15/15 NPFG Insured	Baa1/BBB/NR	246,047
185,000	5.125%, 09/15/21 NPFG Insured	Baa1/BBB/NR	189,464
	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	Aa3/NR/NR	3,609,113
	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA/A+	1,020,440
	Tallahassee, Florida Consolidated Utility System
	Revenue
1,870,000	5.000%, 10/01/32	Aa1/AA+/AA+	1,876,227
	Tallahassee, Florida Energy System Revenue
1,060,000	5.000%, 10/01/23 NPFG Insured	Aa3/AA/AA-	1,095,574
	Tallahassee, Florida Energy System Revenue
	Refunding
1,500,000	5.000%, 10/01/28 NPFG Insured	Aa3/AA/AA-	1,488,045
	Utah Assessed Municipal Power System
1,000,000	5.000%, 04/01/21 AGMC Insured	Aa3/AA+/NR	1,041,630
	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,404,522
	Utah Water Finance Agency Revenue Loan
	Financing Program
1,200,000	5.000%, 10/01/20 Series A AMBAC Insured	Aa3/NR/NR	1,253,424
	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,012,738
1,000,000	5.000%, 09/01/24 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	985,350

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Utility (continued)
	White City, Utah Water Improvement District
	Revenue
$500,000	5.000%, 02/01/23 AGMC Insured	Aa3/NR/NR	$513,140
700,000	5.000%, 02/01/25 AGMC Insured	Aa3/NR/NR	708,379
840,000	5.000%, 02/01/27 AGMC Insured	Aa3/NR/NR	839,966
	Wyoming Municipal Power Agency Power Supply
	System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	760,111
	Wyoming Municipal Power Agency Systems Revenue
1,000,000	4.500%, 01/01/29	A2/A-/NR	879,340
	Total Utility		67,120,682

	Water and Sewer (4.9%)
	Eagle Mountain, Utah Water and Sewer
690,000	4.750%, 11/15/25 NPFG Insured	Baa1/A+/AA-	681,278
	Kearns, Utah Improvement District, Water & Sewer
	Revenue, Refunding
475,000	4.250%, 05/01/27 AGMC Insured	Aa3/NR/NR	428,232
	Mesquite, Texas Waterworks & Sewer
225,000	4.500%, 03/01/24 AGMC Insured	Aa2/AA+/NR	227,628
	Murray City, Utah Sewer and Water
440,000	5.000%, 10/01/19 AMBAC Insured	Aa3/NR/NR	456,020
	Ogden City, Utah Sewer & Water Revenue
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	705,038
	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa1/A+/NR	453,488
760,000	4.625%, 12/01/23 AGMC Insured	NR/AA+/NR	784,092
1,000,000	5.250%, 12/01/29 AGMC Insured	Aaa/AA+/NR	1,029,930
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	Baa1/A+/NR	1,280,128
	Rapid City, South Dakota Water Revenue
500,000	5.000%, 11/01/29	Aa3/NR/NR	513,240
1,500,000	5.250%, 11/01/39	Aa3/NR/NR	1,510,410
	Santa Clara, Utah Storm Drain Revenue
877,000	5.100%, 09/15/26	NR/NR/NR*	717,544

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water and Sewer (continued)
	Smithfield, Utah Water Revenue
$90,000	4.750%, 06/01/17	NR/NR/NR*	$84,632
94,000	4.800%, 06/01/18	NR/NR/NR*	86,747
99,000	4.850%, 06/01/19	NR/NR/NR*	90,099
103,000	4.900%, 06/01/20	NR/NR/NR*	92,945
108,000	5.000%, 06/01/21	NR/NR/NR*	97,932
114,000	5.050%, 06/01/22	NR/NR/NR*	102,867
120,000	5.100%, 06/01/23	NR/NR/NR*	108,011
126,000	5.150%, 06/01/24	NR/NR/NR*	112,586
132,000	5.200%, 06/01/25	NR/NR/NR*	117,343
139,000	5.250%, 06/01/26	NR/NR/NR*	123,478
	Upper Trinity Regional Water District, Texas
205,000	4.500%, 08/01/20 AMBAC Insured	A1/A-/NR	207,966
	Utah Water Finance Agency Revenue
200,000	5.250%, 07/01/16 AMBAC Insured	NR/NR/NR*	205,004
310,000	5.000%, 10/01/17 AMBAC Insured	NR/NR/NR*	316,185
510,000	5.000%, 07/01/18 AMBAC Insured	A1/NR/NR	530,303
105,000	5.000%, 10/01/20 AMBAC Insured (pre-refunded)	NR/NR/NR*	112,732
830,000	4.500%, 10/01/22 AMBAC Insured	Aa3/NR/NR	836,640
740,000	5.125%, 07/01/23 AMBAC Insured	NR/NR/NR*	734,946
870,000	4.500%, 10/01/23 AMBAC Insured	Aa3/NR/NR	871,610
2,570,000	5.000%, 10/01/25 AMBAC Insured	Aa3/NR/NR	2,587,348
2,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	2,447,075
	Total Water and Sewer		18,653,477
	Total Revenue Bonds		333,280,298

	Total Investments (cost $390,908,022 - note 4)	99.9%	380,804,069
	Other assets less liabilities	0.1	478,427
	Net Assets	100.0%	$381,282,496

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

*
Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

Percent of
Portfolio Distribution by Quality Rating	Investments1
Aaa of Moody’s or AAA of S&P and Fitch	8.1%
Aa of Moody’s or AA of S&P and Fitch	48.5
A of Moody’s or S&P and Fitch	15.9
Baa of Moody’s or BBB of S&P	4.2
Not rated*	23.3
100.0%

1	Calculated using the highest rating of the three rating services.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF - Permanent School Fund

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2010 (unaudited)

ASSETS
Investments at value (cost $390,908,022)	$380,804,069
Interest receivable	5,839,010
Receivable for investment securities sold	539,748
Receivable for Fund shares sold	456,234
Receivable from Manager	397,026
Other assets	21,492
Total assets	388,057,579
LIABILITIES
Cash overdraft	2,294,875
Payable for Fund shares redeemed	2,165,366
Dividends payable	1,702,307
Deferred income	406,705
Management fees payable	163,004
Distribution and service fees payable	7,649
Accrued expenses	35,177
Total liabilities	6,775,083
NET ASSETS	$381,282,496
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01per share	$399,628
Additional paid-in capital	393,265,359
Net unrealized depreciation on investments (note 4)	(10,103,953)
Accumulated net realized loss on investments	(2,114,512)
Overdistributed net investment income	(164,026)
$381,282,496
CLASS A
Net Assets	$233,182,239
Capital shares outstanding	24,449,543
Net asset value and redemption price per share	$9.54
Maximum offering price per share (100/96 of $9.54 adjusted to nearest cent)	$9.94
CLASS C
Net Assets	$92,777,346
Capital shares outstanding	9,731,010
Net asset value and offering price per share	$9.53
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$9.53 *
CLASS Y
Net Assets	$55,322,911
Capital shares outstanding	5,782,297
Net asset value, offering and redemption price per share	$9.57

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2010 (unaudited)

Investment Income:

Interest income		$10,132,790
Other income		59,211
		10,192,001
Expenses:

Management fee (note 3)	$1,010,250
Distribution and service fees (note 3)	722,921
Transfer and shareholder servicing agent fees	88,501
Trustees’ fees and expenses (note 8)	72,918
Legal fees (note 3)	42,985
Shareholders’ reports and proxy statements	29,389
Custodian fees (note 6)	15,743
Registration fees and dues	13,358
Fund accounting fees	13,164
Auditing and tax fees	10,587
Insurance	9,510
Chief compliance officer (note 3)	2,196
Miscellaneous	18,418
Total expenses	2,049,940

Management fee waived (note 3)	(62,744)
Expenses paid indirectly (note 6)	(717)
Net expenses		1,986,479
Net investment income		8,205,522

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from securities transactions	358,595
Change in unrealized appreciation on investments	(11,413,283)

Net realized and unrealized gain (loss) on investments		(11,054,688)
Net change in net assets resulting from operations		$(2,849,166)

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2010	Year Ended
	(unaudited)	June 30, 2010
OPERATIONS:
Net investment income	$8,205,522	$13,860,888
Net realized gain (loss) from securities transactions	358,595	(399,630)
Change in unrealized appreciation on investments	(11,413,283)	14,709,500
Change in net assets from operations	(2,849,166)	28,170,758

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(5,324,966)	(9,086,598)

Class C Shares:
Net investment income	(1,700,283)	(2,687,486)

Class Y Shares:
Net investment income	(1,457,401)	(2,569,764)
Change in net assets from distributions	(8,482,650)	(14,343,848)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	61,332,722	150,086,891
Reinvested dividends and distributions	4,058,223	8,227,994
Cost of shares redeemed	(51,857,658)	(52,838,125)
Change in net assets from capital share transactions	13,533,287	105,476,760

Change in net assets	2,201,471	119,303,670

NET ASSETS:
Beginning of period	379,081,025	259,777,355

End of period*	$381,282,496	$379,081,025

* Includes distributions in excess of net investment income and undistributed net investment income, respectively, of:	$(164,026)	$113,102

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2010 (unaudited)

1. Organization

     Tax-Free Fund For Utah (the “Fund”), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge (of varying size depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds*	380,804,069
Level 3 – Significant Unobservable Inputs	—
Total	$380,804,069

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount. In connection with certain bonds, fee income is recognized by the Fund on a daily basis over the life of the bonds.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in the Fund’s 2010 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure became effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal year ends beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund’s net assets.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

     For the six months ended December 31, 2010, the Fund incurred management fees of $1,010,250 of which $62,744 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period November 1, 2010 through October 31, 2011 so that total Fund expenses will not exceed 0.84% for Class A Shares, 1.64% for Class C Shares, 1.00% for Class I Shares (none of which are currently outstanding) or 0.64% for Class Y Shares. A similar contractual undertaking is expected to be in place through the period ended October 31, 2012.

     The Manager has agreed to pay the Fund $520,626 in installments (with interest) over a maximum period of 58 months related to fees paid by the issuers of certain bonds held by the Fund. As of December 31, 2010, $397,026 remained outstanding over a maximum remaining period of 43 months.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended December 31, 2010, distribution fees on Class A Shares amounted to $244,450, of which the Distributor retained $5,965.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended December 31, 2010, amounted to $358,853. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended December 31, 2010 amounted to $119,618. The total of these payments with respect to Class C Shares amounted to $478,471, of which the Distributor retained $69,635.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Utah, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended December 31, 2010, total commissions on sales of Class A Shares amounted to $353,409, of which the Distributor received $29,343.

c) Other Related Party Transactions:

     For the six months ended December 31, 2010, the Fund incurred $42,768 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund’s ongoing operations. The Secretary of the Fund is Of Counsel to that firm.

4. Purchases and Sales of Securities

     During the six months ended December 31, 2010, purchases of securities and proceeds from the sales of securities aggregated $65,511,890 and $42,896,835, respectively.

     At December 31, 2010, the aggregate tax cost for all securities was $390,768,330. At December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $3,657,520 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $13,621,781, for a net unrealized depreciation of $9,964,261.

5. Portfolio Orientation

     At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At December 31, 2010, the Fund had 58% of its net assets invested in municipal obligations of issuers within Utah. The Fund is also permitted to invest in tax-free municipal obligations of non-Utah-based issuers that are exempt from regular Federal income taxes and, pursuant to an administrative determination of the Utah State Tax Commission issued under statutory authority, the interest on which is currently exempt from Utah individual income taxes. Since the Fund may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended December 31, 2010		Year Ended
	(unaudited)		June 30, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	2,854,131	$28,115,447	7,149,305	$69,395,703
Reinvested distributions	259,589	2,572,110	548,556	5,317,855
Cost of shares redeemed	(2,294,514)	(22,328,738)	(1,848,427)	(17,947,629)
Net change	819,206	8,358,819	5,849,434	56,765,929
Class C Shares:
Proceeds from shares sold	1,808,334	17,886,415	4,867,236	47,110,413
Reinvested distributions	90,666	897,818	172,660	1,674,970
Cost of shares redeemed	(1,236,696)	(12,076,866)	(1,290,599)	(12,533,140)
Net change	662,304	6,707,367	3,749,297	36,252,243
Class Y Shares:
Proceeds from shares sold	1,545,024	15,330,860	3,464,650	33,580,775
Reinvested distributions	59,196	588,295	126,866	1,235,169
Cost of shares redeemed	(1,799,065)	(17,452,054)	(2,295,938)	(22,357,356)
Net change	(194,845)	(1,532,899)	1,295,578	12,458,588
Total transactions in Fund shares	1,286,665	$13,533,287	10,894,309	$105,476,760

8. Trustees’ Fees and Expenses

     At December 31, 2010 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended December 31, 2010 was $56,402. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended December 31, 2010, such meeting-related expenses amounted to $16,516.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. In this regard, the Fund increased undistributed net investment income in the amount of $501,879, increased accumulated net realized loss on investments by $3,930 and decreased additional paid-in capital in the amount of $497,949 at June 30, 2010. These adjustments had no impact on the Fund’s aggregate net assets at June 30, 2010. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     At June 30, 2010, the Fund had a capital loss carryover of $2,473,108 of which $15,469 expires on June 30, 2011, $253,815 expires on June 30, 2012, $633,324 expires on June 30, 2017 and $1,570,500 expires on June 30, 2018. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

The tax character of distributions:

	Year Ended June 30,
	2010	2009
Net tax-exempt income	$13,804,462	$11,141,377
Ordinary income	539,386	221,880
	$14,343,848	$11,363,257

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	328,167
Accumulated net realized loss	(2,473,108)
Unrealized appreciation	1,422,432
Other temporary differences	(328,167)
	(1,050,676)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

The three major rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only a few are now deemed to be investment grade. Thus, while certain bonds still have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied on for payment.

12. Subsequent Event

On January 7, 2011, the Securities and Exchange Commission announced a settlement with two former portfolio managers of the Fund concerning fees paid by the issuers of certain bonds held by the Fund, that among other things requires them to pay a total of $589,578 in disgorgement and prejudgement interest to the Fund over a one-year period. As of January 20, 2011, the Fund had received $404,774 of the disgorgement and prejudgment interest. This settlement modifies the prior agreement of the Manager to pay the Fund $520,626 in installments (with interest) over a maximum period of 58 months. As of January 31, 2011, the Manager had paid $160,000 to the Fund pursuant to agreement.

On February 24, 2011, the Fund’s Board of Trustees determined to eliminate the remaining Receivable from Manager ($388,510) and to record the remaining disgorgement and prejudgment interest receivable ($184,894) and related income receivable ($41,068) from the settlement. In addition, it was determined that the $160,000 that had been paid by the Manager to the Fund would be returned to the Manager, over time, from the receipt of the settlement proceeds.

TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year Ended June 30,
	12/31/10
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.80		$9.35	$9.73	$9.91	$9.87	$10.26
Income (loss) from investment operations:
Net investment income	0.21	(1)	0.43 (1)	0.44 (1)	0.41 (1)	0.40 (2)	0.40 (2)
Net gain (loss) on securities (both realized and unrealized)	(0.25)		0.47	(0.37)	(0.17)	0.05	(0.37)
Total from investment operations	(0.04)		0.90	0.07	0.24	0.45	0.03
Less distributions (note 10):
Dividends from net investment income	(0.22)		(0.45)	(0.45)	(0.42)	(0.41)	(0.42)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.22)		(0.45)	(0.45)	(0.42)	(0.41)	(0.42)
Net asset value, end of period	$9.54		$9.80	$9.35	$9.73	$9.91	$9.87
Total return (not reflecting sales charge)	(0.49	)%(3)	9.74%	0.91%	2.45%	4.60%	0.28%
Ratios/supplemental data
Net assets, end of period (in millions)	$233		$232	$166	$158	$149	$142
Ratio of expenses to average net assets	0.83	%(4)	0.80%	0.75%	0.63%	0.68%	0.64%
Ratio of net investment income to average net assets	4.22	%(4)	4.43%	4.80%	4.09%	3.89%	3.90%
Portfolio turnover rate	10.99	%(3)	8.70%	24.64%	18.83%	17.36%	9.61%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.86	%(4)	0.87%	0.87%	0.90%	0.96%	0.93%
Ratio of net investment income to average net assets	4.19	%(4)	4.37%	4.68%	3.82%	3.61%	3.61%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.83	%(4)	0.80%	0.74%	0.61%	0.66%	0.61%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C												Class Y
	Six Months Ended		Year Ended June 30,										Six Months Ended		Year Ended June 30,
	12/31/10												12/31/10
	(unaudited)		2010		2009		2008		2007		2006		(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.79		$9.34		$9.72		$9.91		$9.87		$10.26		$9.83		$9.38	$9.76	$9.94	$9.90	$10.29
Income (loss) from investment operations:
Net investment income	0.17		0.35	(1)	0.37	(1)	0.33	(1)	0.32	(2)	0.32	(2)	0.22		0.45 (1)	0.46 (1)	0.43 (1)	0.41 (2)	0.42 (2)
Net gain (loss) on securities (both realized and unrealized)	(0.25)		0.47		(0.37)		(0.18)		0.05		(0.37)		(0.25)		0.47	(0.37)	(0.17)	0.07	(0.37)
Total from investment operations	(0.08)		0.82		–		0.15		0.37		(0.05)		(0.03)		0.92	0.09	0.26	0.48	0.05
Less distributions (note 10):
Dividends from net investment income	(0.18)		(0.37)		(0.38)		(0.34)		(0.33)		(0.34)		(0.23)		(0.47)	(0.47)	(0.44)	(0.44)	(0.44)
Distributions from capital gains	–		–		–		–		–		–		–		–	–	–	–	–
Total distributions	(0.18)		(0.37)		(0.38)		(0.34)		(0.33)		(0.34)		(0.23)		(0.47)	(0.47)	(0.44)	(0.44)	(0.44)
Net asset value, end of period	$9.53		$9.79		$9.34		$9.72		$9.91		$9.87		$9.57		$9.83	$9.38	$9.76	$9.94	$9.90

Total return	(0.89	)%(3)(4)	8.87	%(3)	0.10	%(3)	1.53	%(3)	3.77	%(3)	(0.52	)%(3)	(0.38	)%(4)	9.94%	1.13%	2.67%	4.80%	0.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$93		$89		$50		$32		$31		$34		$55		$59	$44	$49	$47	$40
Ratio of expenses to average net assets	1.62	%(5)	1.60%		1.55%		1.43%		1.48%		1.44%		0.63	%(5)	0.60%	0.55%	0.43%	0.48%	0.44%
Ratio of net investment income to average net assets	3.42	%(5)	3.60%		3.99%		3.29%		3.10%		3.10%		4.42	%(5)	4.64%	5.00%	4.29%	4.09%	4.10%
Portfolio turnover rate	10.99	%(4)	8.70%		24.64%		18.83%		17.36%		9.61%		10.99	%(4)	8.70%	24.64%	18.83%	17.36%	9.61%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.66	%(5)	1.66%		1.67%		1.70%		1.76%		1.72%		0.66	%(5)	0.67%	0.67%	0.70%	0.76%	0.72%
Ratio of net investment income to average net assets	3.39	%(5)	3.54%		3.88%		3.02%		2.81%		2.81%		4.39	%(5)	4.57%	4.88%	4.02%	3.81%	3.82%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.62	%(5)	1.60%		1.54%		1.42%		1.46%		1.41%		0.63	%(5)	0.60%	0.54%	0.42%	0.46%	0.41%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Not reflecting CDSC.
(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2010 and held for the six months ended December 31, 2010.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended December 31, 2010

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(0.49)%	$1,000.00	$995.10	$4.17
Class C	(0.89)%	$1,000.00	$991.10	$8.13
Class Y	(0.38)%	$1,000.00	$996.20	$3.17

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.83%, 1.62% and 0.63% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2010

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.02	$4.23
Class C	5.00%	$1,000.00	$1,017.04	$8.24
Class Y	5.00%	$1,000.00	$1,022.03	$3.21

(1)
Expenses are equal to the annualized expense ratio of 0.83%, 1.62% and 0.63% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Tax-Free Fund For Utah (the “Fund”) was held on October 6, 2010. The holders of shares representing 75% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.  To elect Trustees.

	Dollar Amount of Votes:
Trustee	For	Withheld
Tucker Hart Adams	$285,355,660	$11,076,945
Ernest Calderón	$285,966,771	$10,495,324
Thomas A. Christopher	$285,557,352	$10,904,743
Gary C. Cornia	$285,193,593	$11,268,512
Grady Gammage, Jr.	$286,048,331	$10,413,764
Diana P. Herrmann	$285,593,890	$10,868,195
Lyle W. Hillyard	$286,021,495	$10,440,600
John C. Lucking	$286,416,425	$10,045,670
Anne J. Mills	$285,240,973	$11,221,122

2. To ratify the selection of Tait Weller & Baker LLP as the Fund's independent registered accounting firm

Dollar Amount of Votes:
For	Against	Abstain
$285,412,870	$4,181,171	$6,868,044

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

Renewal until December 31, 2011 of the Advisory and Administration Agreement (the “Advisory Agreement”) between the Fund and the Manager was approved by the Board of Trustees and the independent Trustees in December, 2010. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•	A copy of the agreement to be renewed;

•	A term sheet describing the material terms of the agreement;

•	The Annual Report of the Fund for the year ended June 30, 2010;

•
A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees’ review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

•	Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

The Trustees reviewed materials relevant to, and considered the following factors:

The nature, extent, and quality of the services provided by the Manager.

The Manager provides local management of the Fund’s portfolio. The Trustees noted that the Manager employs Mr. Todd W. Curtis and Mr. James Thompson as co-portfolio managers for the Fund and has established facilities for credit analysis of the Fund’s portfolio securities. Mr. Thompson, based in Salt Lake City, has 25 years in municipal bond underwriting and trading and provides local information regarding specific holdings in the Fund’s portfolio. Mr. Curtis has over 24 years of investment management experience. The portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund’s portfolio, with which to assess the Fund as an investment vehicle for residents of Utah in light of prevailing interest rates and local economic conditions.

The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital.

The Manager additionally provides all administrative services to the Fund. The Board considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

The investment performance of the Fund and the Manager.

     The Board reviewed each aspect of the Fund’s performance and compared its performance with that of its competitors, its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide), and the benchmark index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance that was comparable overall to that of its Morningstar peer group and its competitors, compared to which the Fund outperformed in some periods and in others it underperformed.

     The Board noted that the Fund was the only Utah state-specific tax-free municipal bond fund in the State. In addition, the group of competitive funds included funds whose investment objectives and risk profiles differed from that of the Fund and whose portfolios contained bonds below investment grade, in which the Fund cannot invest.

     The Board concluded that the performance of the Fund was satisfactory compared to that of the funds with differing investment characteristics when those differences were taken into account. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and its affiliates and from the relationship with the Fund.

     The information provided in connection with renewal contained expense data for the Fund and its competitors as well as data for its Morningstar peer group, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund.

     The Board noted that the Manager was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period November 1, 2010 through October 31, 2011 so that total Fund expenses would not exceed 0.84 of 1% for Class A Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

     The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were generally lower than those being paid by its Morningstar peer group and were reasonable as compared to those being paid by the Fund’s competitors.

     The Board further concluded that the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     Data provided to the Trustees showed that the Fund’s asset size had been increasing in recent years. The Trustees also noted that the materials indicated that the Fund’s fees were comparable to those of its peers, including those with breakpoints. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. Evaluation of these factors indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and its affiliates from the relationships with the Fund.

     The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Gary C. Cornia, Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking
Anne J. Mills

Officers
Diana P. Herrmann, President
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President and Co-Portfolio Manager
James T. Thompson, Vice President and Co-Portfolio Manager
M. Kayleen Willis, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:	/s/ Diana P. Herrmann
President and Trustee March 7, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee March 7, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer March 7, 2011

TAX-FREE FUND FOR UTAH

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.